Subsequent Events (Details Narrative) - Non-adjusting events after reporting period [member]	Jul. 21, 2020 shares	Jul. 20, 2020 AUD ($) shares	Jul. 20, 2020 $ / shares
Statement Line Items [Line Items]
Expired date		Oct. 29, 2022
Number of options shares issued		18,500,000
Options exercisable price | $ / shares			$ 0.008
Options shares converted into ordinary shares		18,500,000
Cash consideration | $		$ 148,000
Proceeds for offering	1,025,000
Ordinary shares description	The Company closed a registered direct offering of 1,025,000 American Depository Shares (ADS's), each representing six hundred (600) of the Company's ordinary shares, at a purchase price of United States Dollars (US$) US$5.00 per ADS - or in Australian dollars $0.012 per ordinary share. The gross proceeds for this offering was approximately US$5.1 million. Against the offering, the Company agreed to issue 39,975,000 warrants exercisable at US$0.0104 each, expiring in 5 years from issue date, to H.C. Wainwright & Co which would form part of cost of raising capital. The said warrants have not been issued as of the date of report as they are subject to shareholder approval.
U.S
Statement Line Items [Line Items]
Number of shares issued for warrants		166,066,050
Warrant exercise price | $ / shares			$ 0.00533
Expired date		May 23, 2024
Warrant shares converted into ordinary shares		114,447,000